Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements Based On 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Jan. 01, 2021
Leases [Abstract]
2022	¥ 38,480
2023	27,580
2024	7,981
2025	587
Total undiscounted cash flows	74,628
Less: imputed interest	4,179
Operating lease liabilities current and non-current	70,449	¥ 30,903
Lease liabilities due within one year	35,948
Lease liabilities due after one year	34,501
Short-term lease commitment:
2022	¥ 37,050